ADVANCED SERIES TRUST

AST AQR Emerging Markets Equity Portfolio

Supplement dated July 7, 2020 to the

Currently Effective Prospectus/Proxy Statement

This supplement should be read in conjunction with the currently effective prospectus/proxy statement (the Prospectus/Proxy Statement) for the AST AQR Emerging Markets Equity Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus/Proxy Statement.

In light of public health concerns regarding the coronavirus pandemic and to support the well-being of our shareholders and communities, the Special Meeting of Shareholders (the "Meeting") of the Portfolio, a series of the Advanced Series Trust, will be conducted solely by means of remote communication. Shareholders will not be able to attend the Portfolio's Meeting in person.

The Meeting will be held at the previously appointed time on Wednesday, July 15, 2020 at 11:15 a.m. Eastern Time. The Portfolio urges shareholders to vote in advance of the Meeting by signing and returning the proxy card or, alternatively, by voting online or by telephone, following the instructions and using the voting control number that appears on the proxy card. Shareholders may use the proxy card previously distributed to them to vote their shares by mail, online, or by telephone. The proxy card will not be updated to reflect that the Meeting will be conducted solely by means of remote communication.

Any shareholder wishing to participate in the Meeting by means of remote communication can do so at https://viewproxy.com/Prudential/aqr/broadridgevsm/ (the "Meeting website").

If you were a record holder of Portfolio shares as of May 1, 2020, please visit the Meeting website no later than 11:15 a.m. Eastern Time on Tuesday, July 14, 2020 to register. Shareholders will need to register for the Meeting by entering the control number found on their proxy card or voting instruction form on the Meeting website. Shareholders who register on the Meeting website will receive a password to enter and instructions for voting during the Meeting.

The Portfolio's Prospectus/Proxy Statement is available at www.prudential.com/variableinsuranceportfolios.

AST AQR EME Proxy Supp1